Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Simplify Exchange Traded Funds
Entity Central Index Key	0001810747
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000233894
Shareholder Report [Line Items]
Fund Name	Simplify Aggregate Bond ETF
Class Name	Simplify Aggregate Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Aggregate Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, AGGH returned 6.19% vs. the Bloomberg U.S. Aggregate Bond Index’s return of 6.08% for the same period, outperforming the index by 0.11%.

Rising interest rates were a headwind for AGGH and the bond market in general over the period, especially during the ''Tariff Tantrum'' in early April. AGGH outperformed despite the challenges in structural volatility option-selling strategies, as rate volatility and long-term Treasury rates spiked over just a few days with rates resetting to a higher level. AGGH used structural income opportunities such as more efficient option writing and curve positioning.

In the next 12 months, we believe the Federal Reserve will likely restart their rate-cutting cycle, thus reducing front-end rates, however back-end rates may continue to have upward pressures due to the fiscal outlook. AGGH’s structural volatility selling strategies are well-positioned to capture returns as long-term treasury rates stabilize in a higher range.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Aggregate Bond ETF- NAV	Bloomberg U.S. Aggregate Bond Index
2/14/22	$10,000	$10,000
3/31/22	$9,797	$9,795
6/30/22	$9,511	$9,335
9/30/22	$9,243	$8,892
12/31/22	$9,124	$9,058
3/31/23	$9,424	$9,326
6/30/23	$9,558	$9,248
9/30/23	$9,336	$8,949
12/31/23	$9,897	$9,559
3/31/24	$9,861	$9,485
6/30/24	$9,795	$9,491
9/30/24	$10,411	$9,984
12/31/24	$10,057	$9,678
3/31/25	$10,533	$9,948
6/30/25	$10,401	$10,068

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/14/2022
Simplify Aggregate Bond ETF - NAV	6.19%	1.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.20%

Performance Inception Date	Feb. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 324,930,843
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 667,617
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$324,930,843
Total number of portfolio holdings	5
Total advisory fee paid	$667,617
Portfolio turnover rate	299%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	94.9%
U.S. Treasury Bills	4.5%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000259296
Shareholder Report [Line Items]
Fund Name	Simplify Barrier Income ETF
Class Name	Simplify Barrier Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Barrier Income ETF (the "Fund") for the period of April 14, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Barrier Income ETF	$16Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period April 14, 2025, to June 30, 2025, SBAR returned 6.52% vs. the return of 15.11% of the S&P 500 Index, underperforming by 8.59%.

SBAR’s strong absolute returns were supported by robust equity market performance and a decline in overall market volatility. SBAR's income generation is derived from a combination of Treasury yields and premium income from selling barrier options. On a relative basis, SBAR’s performance has been consistent with expectations, reflecting its income-oriented strategy.

Looking ahead, we believe SBAR is well-positioned to appeal to investors seeking high monthly income through barrier option structures, while also offering operational efficiencies typically lacking in traditional structured note investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Barrier Income ETF- NAV	S&P 500 TR Index
4/14/25	$10,000	$10,000
6/30/25	$10,652	$11,511

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/14/2025
Simplify Barrier Income ETF - NAV	6.52%
S&P 500 TR Index	15.11%

Performance Inception Date	Apr. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 35,180,297
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 46,972
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$35,180,297
Total number of portfolio holdings	3
Total advisory fee paid	$46,972
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.0%
Liabilities in Excess of Other Assets	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000254610
Shareholder Report [Line Items]
Fund Name	Simplify Bond Bull ETF
Class Name	Simplify Bond Bull ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Bond Bull ETF (the "Fund") for the period of December 9, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bond Bull ETF	$25Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period December 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 25	[2]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on the period December 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period December 9, 2024, to June 30, 2025, RFIX returned -17.43% vs. the return of -11.7% of the ICE BofA Long US Treasury Principal STRIPS Index for the same period, underperforming the index by 6.26%.

The main reason for the difference is that RFIX holds a position in long-term expiry (5 to 7 years) over the counter (OTC) receiver swaptions which function similarly to a long-term call option on the 10-year rate. These swaptions underperformed as the forward interest rates under them increased.

Looking forward, we anticipate decreases in rates that drive decreases in the forward rates along with decreases in implied volatilities would be beneficial to RFIX’s performance while increases in forward rates and increases in implied volatilities would be harmful. The path of future interest rates and implied volatilities is notoriously difficult to predict.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Bond Bull ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
12/9/24	$10,000	$10,000	$10,000
12/31/24	$8,685	$9,817	$8,989
3/31/25	$8,812	$10,090	$9,398
6/30/25	$8,257	$10,211	$8,883

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 12/9/2024
Simplify Bond Bull ETF - NAV	-17.43%
Bloomberg U.S. Aggregate Bond Index	2.11%
ICE BofA Long US Treasury Principal STRIPS Index (USD) TR	-11.17%

Performance Inception Date	Dec. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 152,635,408
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 312,976
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,635,408
Total number of portfolio holdings	11
Total advisory fee paid	$312,976
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	106.0%
Purchased Swaptions	(6.2)%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 9, 2024. For more complete information, you may review the Fund's prospectus dated February 20, 2025, which is available at www.simplify.us/resources or upon request at 1 (855)772-8488.

(1) The Fund was renamed from Simplify Downside Interest Rate Hedge Strategy ETF to Simplify Bond Bull ETF.

(2) In connection with this, the Fund also adopted a non-fundamental policy to invest at least 80% of its assets in bonds and other debt securities and instruments that provide investment exposure to such debt securities including derivatives.

C000255354
Shareholder Report [Line Items]
Fund Name	Simplify China A Shares PLUS Income ETF
Class Name	Simplify China A Shares PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify China A Shares PLUS Income ETF (the "Fund") for the period of January 13, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify China A Shares PLUS Income ETF	$45Footnote Reference(1)	0.88%
Footnote	Description
Footnote(1)	Based on the period January 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 45	[3]
Expense Ratio, Percent	0.88%
Expenses Short Period Footnote [Text Block]	Based on the period January 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on January 13, 2025, CAS returned 21.86% vs. the CSI 300 Net Total Return Index USD return of 9.73% for the same period.

CAS'  allocations to the smaller market capitalization indices, including the CSI 500, 1000, and 2000 contributed to performance as each outperformed the CSI 300 index meaningfully over the period.

Looking forward, we intend to maintain a diversified exposure within CAS across the various market capitalization segments of the onshore China stock market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify China A Shares PLUS Income ETF- NAV	MSCI China Net Total Return USD Index	CSI 300 Net Total Return Index USD - 011325
1/13/25	$10,000	$10,000	$10,002
3/31/25	$10,244	$12,342	$10,578
6/30/25	$12,186	$12,589	$10,947

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 1/13/2025
Simplify China A Shares PLUS Income ETF - NAV	21.86%
MSCI China Net Total Return USD Index	25.89%
CSI 300 Net Total Return Index USD - 011325	9.73%

Performance Inception Date	Jan. 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,330,285
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 40,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,330,285
Total number of portfolio holdings	22
Total advisory fee paid	$40,387
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	93.0%
Purchased Options	3.7%
Other Assets in Excess of Liabilities	3.3%
Total	100.0%

Material Fund Change [Text Block]
C000254609
Shareholder Report [Line Items]
Fund Name	Simplify Currency Strategy ETF
Class Name	Simplify Currency Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Currency Strategy ETF (the "Fund") for the period of February 3, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Currency Strategy ETF	$34Footnote Reference(1)	0.81%
Footnote	Description
Footnote(1)	Based on the period February 3, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 34	[4]
Expense Ratio, Percent	0.81%
Expenses Short Period Footnote [Text Block]	Based on the period February 3, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on February 3, 2025, FOXY returned 6.16% vs. the benchmark Bloomberg GSAM FX Carry Index return of -1.12% for the same period.

The Fund’s approach of dynamically adjusting its currency exposures benefited performance. Among the G10 currencies, the Japanese Yen, Australian Dollar, and British Pound contributed. Within EM currencies, the Mexican Peso and Brazilian Real rounded out the top contributors.

Looking forward, it is intended that FOXY will continue to adhere to its systematic investment approach which aims to harvest yield in the currency market in a volatility managed fashion. Uncertainty over the direction of the U.S. Dollar has risen as a consequence of the current U.S. presidential administration’s pursuit of a new trade arrangements with other countries. And while FOXY is managed on a dollar-neutral basis, it remains to be seen whether changes to trade relationships will present a challenge to the structure of the currency market on which FOXY’s investment strategy is based.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Currency Strategy ETF- NAV	MSCI World Index (Net)	Bloomberg GSAM FX Carry Index - 020325
2/3/25	$10,000	$10,000	$10,000
3/31/25	$10,819	$9,586	$10,118
6/30/25	$10,616	$10,685	$9,889

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 2/3/2025
Simplify Currency Strategy ETF - NAV	6.16%
MSCI World Index (Net)	6.85%
Bloomberg GSAM FX Carry Index - 020325	-1.12%

Performance Inception Date	Feb. 03, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 14,943,973
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 34,712
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$14,943,973
Total number of portfolio holdings	4
Total advisory fee paid	$34,712
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	97.7%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

Material Fund Change [Text Block]
C000238456
Shareholder Report [Line Items]
Fund Name	Simplify Enhanced Income ETF
Class Name	Simplify Enhanced Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Enhanced Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Enhanced Income ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, HIGH returned 6.95% vs the ICE BofA US 3-Month Treasury Bill Index, return of 4.68% for the same period, outperforming the benchmark by 2.27%.

Around August 2024, the Portfolio Management team identified an opportunity to start spending low premium amounts for convex tail hedges on both upside and downside to improve the core income generating component of HIGH’s investment strategy. While this initially detracted from performance, the approach paid off during the ''tariff tantrum'' allowing HIGH to outperform in the first half of 2025.

Looking ahead, HIGH aims to maintain a steady NAV and distribution by putting on cost effective hedges to navigate extreme market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Enhanced Income ETF- NAV	Bloomberg U.S. Aggregate Bond Index	Capital U.S. Corporate High Yield Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,073	$10,253	$10,161	$10,070
3/31/23	$10,244	$10,557	$10,524	$10,178
6/30/23	$10,507	$10,468	$10,708	$10,297
9/30/23	$10,706	$10,130	$10,757	$10,432
12/31/23	$10,830	$10,820	$11,528	$10,575
3/31/24	$11,010	$10,736	$11,697	$10,712
6/30/24	$11,191	$10,743	$11,825	$10,853
9/30/24	$11,029	$11,302	$12,450	$11,002
12/31/24	$11,022	$10,956	$12,472	$11,130
3/31/25	$10,649	$11,260	$12,597	$11,244
6/30/25	$11,969	$11,396	$13,042	$11,361

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/27/2022
Simplify Enhanced Income ETF - NAV	6.95%	6.95%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.01%
Capital U.S. Corporate High Yield Index	10.29%	10.44%
ICE BofA 3 Month US Treasury Bill Index	4.68%	4.89%

Performance Inception Date	Oct. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 192,166,444
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,518,590
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$192,166,444
Total number of portfolio holdings	22
Total advisory fee paid	$1,518,590
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	96.2%
Purchased Options	3.7%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000230898
Shareholder Report [Line Items]
Fund Name	Simplify Health Care ETF
Class Name	Simplify Health Care ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Health Care ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Health Care ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, PINK returned -3.84% vs the return of -5.66% of MSCI USA IMI/Health Care Net Index for the same period, outperforming the index by 1.82%.

PINK's outperformance is attributed to bottoms-up analysis, tactical trading, and strategic weightings in subsectors. In FY2025, stock selection played the most significant role, avoiding major drawdowns and identifying alpha-generating stocks across subsectors.

Looking ahead, PINK’s will employ rigorous bottom-up fundamental analysis, leveraging mosaic theory, industry insights, and channel checks seeking to identify high-conviction alpha opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Health Care ETF- NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
10/7/21	$10,000	$10,000	$10,000
12/31/21	$11,178	$10,866	$10,774
3/31/22	$10,865	$10,366	$10,318
6/30/22	$9,863	$8,697	$9,563
9/30/22	$9,531	$8,272	$9,112
12/31/22	$10,701	$8,898	$10,151
3/31/23	$10,109	$9,565	$9,778
6/30/23	$10,731	$10,401	$10,076
9/30/23	$10,159	$10,060	$9,689
12/31/23	$11,102	$11,237	$10,364
3/31/24	$12,570	$12,423	$11,218
6/30/24	$12,752	$12,955	$11,060
9/30/24	$13,352	$13,718	$11,758
12/31/24	$12,087	$14,048	$10,596
3/31/25	$11,967	$13,448	$11,095
6/30/25	$12,262	$14,919	$10,434

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/7/2021
Simplify Health Care ETF - NAV	-3.84%	5.62%
S&P 500 TR Index	15.16%	11.33%
MSCI USA IMI/Health Care Net (USD) Index	-5.66%	1.15%

Performance Inception Date	Oct. 07, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 130,567,740
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 832,382
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$130,567,740
Total number of portfolio holdings	65
Total advisory fee paid	$832,382
Portfolio turnover rate	201%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	96.0%
Money Market Funds	4.0%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000231201
Shareholder Report [Line Items]
Fund Name	Simplify Hedged Equity ETF
Class Name	Simplify Hedged Equity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Hedged Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Hedged Equity ETF	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, HEQT returned 10.13% vs Bloomberg US EQ:FI 60:40 Index, which had a return of 12.07% for the same period, under-performing the index by 1.94%.

Over the past year, U.S. equities have demonstrated resilience and recovery following a turbulent early 2025 period. The large-cap market rebounded approximately 25% from spring lows, supported by easing tariff concerns, strong earnings, and labor market data. After declining nearly 19% in April due to the unexpected “Liberation Day” tariffs, markets recovered on policy adjustments and coordinated intervention, reaching record highs by late June. During the drawdown, HEQT provided downside protection through its systematic collar strategy. As equities rebounded, HEQT lagged due to capped upside exposure, a trade-off of its risk-managed design. Nonetheless, HEQT reduced portfolio volatility and drawdown risk.

Looking ahead, HEQT will seek to continue to allow investors access to U.S. large cap U.S. equities while hedging downside volatility with a risk-managed options overlay.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Hedged Equity ETF- NAV	Bloomberg US EQ:FI 60:40 Index	S&P 500 TR Index
11/1/21	$10,000	$10,000	$10,000
12/31/21	$10,251	$10,168	$10,357
3/31/22	$9,810	$9,606	$9,881
6/30/22	$9,254	$8,449	$8,290
9/30/22	$9,128	$8,053	$7,885
12/31/22	$9,389	$8,454	$8,481
3/31/23	$9,895	$8,953	$9,117
6/30/23	$10,425	$9,398	$9,914
9/30/23	$10,258	$9,108	$9,590
12/31/23	$10,961	$10,010	$10,711
3/31/24	$11,545	$10,597	$11,841
6/30/24	$12,101	$10,873	$12,349
9/30/24	$12,671	$11,476	$13,076
12/31/24	$12,968	$11,529	$13,391
3/31/25	$12,620	$11,346	$12,819
6/30/25	$13,326	$12,186	$14,221

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/1/2021
Simplify Hedged Equity ETF - NAV	10.13%	8.16%
S&P 500 TR Index	15.16%	10.10%
Bloomberg US EQ:FI 60:40 Index	12.07%	5.55%

Performance Inception Date	Nov. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 331,626,457
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,258,330
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$331,626,457
Total number of portfolio holdings	5
Total advisory fee paid	$1,258,330
Portfolio turnover rate	5%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	104.8%
Purchased Options	0.4%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(5.3)%
Total	100.0%

Material Fund Change [Text Block]
C000233895
Shareholder Report [Line Items]
Fund Name	Simplify High Yield ETF
Class Name	Simplify High Yield ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify High Yield ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify High Yield ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, CDX returned 13.60% vs the ICE BofA U.S. High Yield Index return of 10.24% for the same period, outperforming the benchmark by +3.36%.

Over the period, High Yield spreads were relatively unchanged starting the fiscal year at 3.09% and ending the year at 2.90%. However, there were two impactful periods of spread widening occurring in August of 2024 and April 2025, which led to strong returns from CDX.

The two key drivers of outperformance continue to be the embedded credit hedge overlay, referred to as ‘Quality minus Junk’ or ‘Q-J’ as well as the favorable funding received on the Total Return Swap for iShares iBoxx $ High Yield Corporate Bond ETF. Over the trailing 12-month period, the Quality basket of the hedge returned +11.97% while the short Junk basket of the hedge returned +0.03%, providing a performance tailwind as the strategy is long Quality and short Junk.

Looking forward, CDX is modestly over-hedged due to tight credit spreads and deteriorating US growth. Tight conditions and high bankruptcy filings suggest outperformance if spreads widen.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify High Yield ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
2/14/22	$10,000	$10,000	$10,000
3/31/22	$9,859	$9,795	$9,999
6/30/22	$9,027	$9,335	$9,002
9/30/22	$8,983	$8,892	$8,941
12/31/22	$9,200	$9,058	$9,297
3/31/23	$9,551	$9,326	$9,643
6/30/23	$9,636	$9,248	$9,800
9/30/23	$9,709	$8,949	$9,852
12/31/23	$10,347	$9,559	$10,548
3/31/24	$10,583	$9,485	$10,707
6/30/24	$10,775	$9,491	$10,824
9/30/24	$11,417	$9,984	$11,395
12/31/24	$11,239	$9,678	$11,413
3/31/25	$11,839	$9,948	$11,521
6/30/25	$12,241	$10,068	$11,933

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/14/2022
Simplify High Yield ETF - NAV	13.60%	6.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.20%
ICE BofA US High Yield Index	10.24%	5.38%

Performance Inception Date	Feb. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 245,327,789
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 358,952
InvestmentCompanyPortfolioTurnover	622.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$245,327,789
Total number of portfolio holdings	9
Total advisory fee paid	$358,952
Portfolio turnover rate	622%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	97.5%
U.S. Exchange-Traded Funds	0.6%
Money Market Funds	0.5%
Purchased Options	0.2%
Other Assets in Excess of Liabilities	1.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus dated February 12, 2025, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

1) The Fund changed its name from Simplify High Yield PLUS Credit Hedge ETF to Simplify High Yield ETF, and

2) The Fund added an income generating option strategy to its principal investment strategies and also expanded option-related risk disclosures.

C000227299
Shareholder Report [Line Items]
Fund Name	Simplify Interest Rate Hedge ETF
Class Name	Simplify Interest Rate Hedge ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Interest Rate Hedge ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Interest Rate Hedge ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, PFIX returned 16.28% vs. the ICE U.S. Treasury 20+ Year Bond Index return of 0.30% for the same period, outperforming the index by 15.96%.

The main reason for the difference is that PFIX holds a position in long-term expiry (5 to 7 years) over the counter (OTC) payer swaptions which function similarly to a long-term put option on the 20-year rate. These swaptions performed well as the forward interest rates that underly them increased. These increases were offset somewhat by time decay on the options and increases in the interest rates used to discount the option payoff.

Looking forward, increases in interest rates that drive increases in the forward rates along with increases in implied volatilities would be beneficial to PFIX's performance while decreases in forward rates and declines in implied volatilities would be harmful. The path of future interest rates and implied volatilities is notoriously difficult to predict.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Interest Rate Hedge ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
5/10/21	$10,000	$10,000	$10,000
6/30/21	$8,111	$10,095	$10,478
12/31/21	$7,489	$10,101	$10,885
6/30/22	$11,452	$9,056	$8,527
12/31/22	$14,523	$8,787	$7,506
6/30/23	$12,981	$8,971	$7,805
12/31/23	$15,133	$9,273	$7,669
6/30/24	$18,534	$9,207	$7,247
12/31/24	$20,650	$9,389	$7,076
6/30/25	$21,549	$9,766	$7,269

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/10/2021
Simplify Interest Rate Hedge ETF - NAV	16.28%	20.38%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.57%
ICE US Treasury 20+ Year Bond Index TR	0.30%	-7.42%

Performance Inception Date	May 10, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 156,051,239
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 754,832
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$156,051,239
Total number of portfolio holdings	12
Total advisory fee paid	$754,832
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	61.1%
U.S. Government Obligations	28.1%
Purchased Swaptions	10.1%
Money Market Funds	0.2%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus dated February 12, 2025, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

Changes were made to the Fund’s investment strategy to enhance the description of asset allocation, swaptions and the potential impact of interest rate risk on the Fund’s investments.

C000230231
Shareholder Report [Line Items]
Fund Name	Simplify Intermediate Term Treasury Futures Strategy ETF
Class Name	Simplify Intermediate Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Intermediate Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Intermediate Term Treasury Futures Strategy ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, TYA returned 8.42% vs. the ICE U.S. Treasury 20+ Year Bond Index's  return of 0.30% for the same period, outperforming the index by 8.12%.

The primary drivers of return were TYA’s long position in near-to-expiry 10-year U.S. Treasury futures and its holdings of short-term Treasuries and cash. A long futures position earns the return of the cheapest-to-deliver bond in exchange for paying a short-term financing rate. The intermediate part of the yield curve was most attractive this year, as long-term rates remained elevated amid concerns over tariff-driven inflation and the U.S. fiscal outlook. TYA benefited from its positioning, leveraged up to three times, as the intermediate sector presented a more favorable risk-reward tradeoff than owning long-duration bonds outright.

Looking forward, TYA’s future performance will depend on interest rate movements—declines and curve steepening would benefit returns, while rising intermediate rates would detract.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Intermediate Term Treasury Futures Strategy ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 20+ Year Bond Index TR
9/27/21	$10,000	$10,000	$10,000
9/30/21	$10,031	$9,973	$9,816
12/31/21	$9,944	$9,974	$10,187
3/31/22	$8,132	$9,382	$9,083
6/30/22	$7,353	$8,942	$7,981
9/30/22	$6,204	$8,517	$7,123
12/31/22	$6,238	$8,677	$7,026
3/31/23	$6,688	$8,934	$7,483
6/30/23	$6,132	$8,858	$7,305
9/30/23	$5,345	$8,572	$6,356
12/31/23	$6,078	$9,156	$7,177
3/31/24	$5,747	$9,085	$6,920
6/30/24	$5,646	$9,091	$6,783
9/30/24	$6,309	$9,564	$7,322
12/31/24	$5,468	$9,271	$6,623
3/31/25	$5,919	$9,529	$6,938
6/30/25	$6,121	$9,644	$6,803

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/27/2021
Simplify Intermediate Term Treasury Futures Strategy ETF - NAV	8.42%	-12.25%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.96%
ICE US Treasury 20+ Year Bond Index TR	0.30%	-9.75%

Performance Inception Date	Sep. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 152,686,772
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 179,227
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$152,686,772
Total number of portfolio holdings	6
Total advisory fee paid	$179,227
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	98.6%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	1.3%
Total	100.0%

Material Fund Change [Text Block]
C000246389
Shareholder Report [Line Items]
Fund Name	Simplify MBS ETF
Class Name	Simplify MBS ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify MBS ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify MBS ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, MTBA returned 5.52% vs. the 6.52% return of the Bloomberg U.S. Mortgage Backed Securities Index for the same period, underperforming the index by 1.00%.

MTBA invests in current coupon agency mortgage-backed securities (MBS) via TBA – “To-Be-Announced” contracts in the over-the-counter market. These positions accrue mortgage interest, incur financing charges, and experience mark-to-market gains and losses from interest rate changes.Mortgage rates were volatile over the period but the rates hovered above 6% generating attractive yield. TBA positions are notional, leaving cash to be invested in short-term treasuries.

Looking forward, we believe MTBA's performance is sensitive to changes in fixed-rate mortgage rates and short-term financing rates. Mortgage rates depend on multiple points on the term structure, volatilities, and supply-demand dynamics, all of which are challenging to predict.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify MBS ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
11/6/23	$10,000	$10,000	$10,000
12/31/23	$10,367	$10,656	$10,713
6/30/24	$10,424	$10,581	$10,609
12/31/24	$10,595	$10,790	$10,842
6/30/25	$10,999	$11,223	$11,300

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/6/2023
Simplify MBS ETF - NAV	5.52%	5.95%
Bloomberg U.S. Aggregate Bond Index	6.08%	7.25%
Bloomberg U.S. Mortgage Backed Securities Index	6.52%	7.69%

Performance Inception Date	Nov. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,372,905,745
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 2,152,579
InvestmentCompanyPortfolioTurnover	1376.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,372,905,745
Total number of portfolio holdings	10
Total advisory fee paid	$2,152,579
Portfolio turnover rate	1376%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Government Agency Mortgage Backed Securities	99.7%
U.S. Treasury Bills	98.3%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(98.1)%
Total	100.0%

Material Fund Change [Text Block]
C000249114
Shareholder Report [Line Items]
Fund Name	Simplify NEXT Intangible Core Index ETF
Class Name	Simplify NEXT Intangible Core Index ETF
No Trading Symbol [Flag]	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify NEXT Intangible Core Index ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify NEXT Intangible Core Index ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, NXTI returned 21.95% vs. the S&P 500 index return of 15.16%, out-performing by 6.79%.

NXTI delivered positive returns across all sectors, with particularly strong stock selection in Information Technology, Healthcare, Consumer Staples, Communication Services, Energy, and Industrials. Key contributors to performance included Palantir Technologies, Walmart, and IBM, which collectively supported the fund’s outperformance. Offsetting some of these gains were negative contributions from Adobe, UnitedHealth Group, and Sarepta Therapeutics.

Looking ahead, NXTI will continue to seek companies with high intangible capital-to-book asset ratios within their respective sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify NEXT Intangible Core Index ETF - NAV	S&P 500 TR Index	Next Intangible Core Index TR (USD)
4/15/24	$10,000	$10,000	$10,000
6/30/24	$10,503	$10,819	$10,505
12/31/24	$11,635	$11,732	$11,682
6/30/25	$12,809	$12,460	$12,943

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 4/15/2024
Simplify NEXT Intangible Core Index ETF - NAV	21.95%	22.75%
S&P 500 TR Index	15.16%	19.96%
NEXT Intangible Core Index TR (USD)	23.20%	23.80%

Performance Inception Date	Apr. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,538,687
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 3,880
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,538,687
Total number of portfolio holdings	201
Total advisory fee paid	$3,880
Portfolio turnover rate	34%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Material Fund Change [Text Block]
C000238444
Shareholder Report [Line Items]
Fund Name	Simplify Short Term Treasury Futures Strategy ETF
Class Name	Simplify Short Term Treasury Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Short Term Treasury Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Short Term Treasury Futures Strategy ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, TUA returned 8.04% vs. the 6.28% return of ICE U.S. Treasury 7-10 Year Bond Index for the same period, outperforming the index by 1.76%.

The primary drivers of return were TUA’s long position in the most liquid, near-to-expiry 2-year U.S. Treasury futures contract and its holdings of short-term treasuries and cash. A long position in Treasury futures earns returns on the cheapest to deliver bond in exchange for paying a short-term financing rate. The strategy continues to face headwinds with an inverted yield curve (2-year rates below the Federal Funds rate), causing the coupon earned to be lower than the borrowing rate. However, 2-year rates decreased over the period benefiting TUA’s long exposure to this part of the yield curve, which is leveraged up 5 times.

Looking forward, TUA’s performance will depend on interest rates movements. Increases in rates and/or further inversions will generally be harmful and decreases accompanied by steepening would be beneficial. Anticipating the future path interest rates may take and their term structure is challenging.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Short Term Treasury Futures Strategy ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE US Treasury 7-10 Year Bond Index
11/14/22	$10,000	$10,000	$10,000
12/31/22	$9,940	$10,146	$10,081
3/31/23	$10,267	$10,446	$10,438
6/30/23	$9,303	$10,358	$10,244
9/30/23	$9,055	$10,024	$9,792
12/31/23	$9,725	$10,707	$10,422
3/31/24	$9,286	$10,624	$10,283
6/30/24	$9,179	$10,631	$10,277
9/30/24	$10,014	$11,183	$10,864
12/31/24	$9,380	$10,841	$10,366
3/31/25	$9,753	$11,142	$10,770
6/30/25	$9,917	$11,277	$10,920

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 11/14/2022
Simplify Short Term Treasury Futures Strategy ETF - NAV	8.04%	-0.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.68%
ICE US Treasury 7-10 Year Bond Index	6.26%	3.41%

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 666,170,733
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 914,002
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$666,170,733
Total number of portfolio holdings	5
Total advisory fee paid	$914,002
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000259297
Shareholder Report [Line Items]
Fund Name	Simplify Target 15 Distribution ETF
Class Name	Simplify Target 15 Distribution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Target 15 Distribution ETF (the "Fund") for the period of April 14, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Target 15 Distribution ETF	$16Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 16	[5]
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period April 14, 2025 to June 30, 2025, XV returned 7.99% vs. its referenced benchmark, S&P 500 Index, return of 15.11%, underperforming by 7.12%.

XV’s strong absolute returns were supported by robust equity market performance and a decline in overall market volatility. XV’s income generation is derived from a combination of interest income strategy and income generating option spread strategy. The interest income is from investments in the US Government securities and the option income is from selling barrier put options, essentially an option spread writing strategy by accepting the risk of a potential loss defined by the barrier levels in exchange for option premium/income. On a relative basis, XV's performance has been consistent with expectations, reflecting its income-oriented strategy.

Looking ahead, we believe XV is well-positioned to appeal to investors seeking high monthly income potential through barrier option structures, while also offering operational efficiencies typically lacking in traditional structured note investments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Target 15 Distribution ETF- NAV	S&P 500 TR Index
4/14/25	$10,000	$10,000
6/30/25	$10,799	$11,511

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/14/2025
Simplify Target 15 Distribution ETF - NAV	7.99%
S&P 500 TR Index	15.11%

Performance Inception Date	Apr. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 47,402,442
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 57,579
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$47,402,442
Total number of portfolio holdings	3
Total advisory fee paid	$57,579
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000238457
Shareholder Report [Line Items]
Fund Name	Simplify Treasury Option Income ETF
Class Name	Simplify Treasury Option Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Treasury Option Income ETF (formerly, Simplify Stable Income ETF) (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Treasury Option Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, BUCK returned 4.06% vs. the ICE BofA US 3-Month Treasury Bill Index, return of 4.68% for the same period, underperforming the benchmark by 0.62%.

It has been a challenging year for option-selling strategies especially during the ''Tariff Tantrum'' in early April, as rate volatility and long-term Treasury rates spiked over just a few days. The strategy in BUCK has focused on structural volatility selling in the treasury market and even though the options are short dated, with such a sharp selloff in interest rates over a very short timeframe (largest move in over 20 years) the fund performance was adversely impacted.

Looking ahead, we expect long-term treasury rates to stabilize in a higher range as uncertainties regarding fiscal outlook resolve and the increased volatility in Treasuries also results in higher yields from the increased premiums on the Fund's options positions. We believe BUCK is well-positioned to capture the higher potential returns generated in such environments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Treasury Option Income ETF- NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1 - 3 Month U.S. Treasury Bill Index	ICE BofA 3 Month US Treasury Bill Index
10/27/22	$10,000	$10,000	$10,000	$10,000
12/31/22	$10,077	$10,253	$10,070	$10,070
3/31/23	$10,188	$10,557	$10,180	$10,178
6/30/23	$10,327	$10,468	$10,304	$10,297
9/30/23	$10,466	$10,130	$10,443	$10,432
12/31/23	$10,533	$10,820	$10,587	$10,575
3/31/24	$10,882	$10,736	$10,727	$10,712
6/30/24	$10,884	$10,743	$10,871	$10,853
9/30/24	$11,150	$11,302	$11,019	$11,002
12/31/24	$11,293	$10,956	$11,150	$11,130
3/31/25	$11,570	$11,260	$11,267	$11,244
6/30/25	$11,326	$11,396	$11,387	$11,361

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 10/27/2022
Simplify Treasury Option Income ETF - NAV	4.06%	4.77%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.01%
Bloomberg 1 - 3 Month U.S. Treasury Bill Index	4.75%	4.98%
ICE BofA 3 Month US Treasury Bill Index	4.68%	4.89%

Performance Inception Date	Oct. 27, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 343,277,369
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 889,296
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$343,277,369
Total number of portfolio holdings	5
Total advisory fee paid	$889,296
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

(1) The Fund was renamed from the Simplify Stable Income ETF to the Simplify Treasury Option Income ETF.

(2) The Fund revised its investment strategy to include direct investments in U.S. Treasury securities, in addition to gaining exposure to such securities through investments in ETFs.

 This included the addition of:

1) a non-fundamental policy to invest at least 80% of the Fund's assets in U.S. Treasuries and ETFs

2) the addition of U.S. Treasury Inflation-Protected Securities (TIPS) as potential investments

3) new or enhanced risk disclosures relating to these investments

4) clarification around the types of assets on which the Fund may write options when implementing its option strategy.

C000227543
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Bitcoin Strategy ETF
Class Name	Simplify US Equity PLUS Bitcoin Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Bitcoin Strategy ETF (formerly, Simplify US Equity PLUS GBTC ETF) (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Bitcoin Strategy ETF	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SPBC returned 21.35% vs its referenced benchmark, S&P 500 Index, return of 15.16%, outperforming the benchmark by 6.19%.

During the reporting period SPBC targeted a 10% exposure to Grayscale Bitcoin (GBTC) and/or Vaneck Bitcoin (HODL), which returned 59.34% and 79.58% respectively over the same period, driving the outperformance of 6.19% vs. the benchmark. Periodic rebalancing to the target weight results in adding to Bitcoin ETP and/or Bitcoin ETF exposure when Bitcoin is underperforming and trimming outsized exposure when it’s outperforming, effectively capturing a rebalancing premium through disciplined, systematic allocation.

Looking ahead, we believe SPBC remains uniquely positioned to provide investors with exposure to U.S. Large Cap Equity combined with Bitcoin exposure. With the advent of Bitcoin ETFs in early 2024, HODL should act as a good proxy for exposure to the price of spot Bitcoin moving forward, as the Fund seeks to achieve its stated investment objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify US Equity PLUS Bitcoin Strategy ETF - NAV	S&P 500 TR Index
5/24/21	$10,000	$10,000
6/30/21	$10,146	$10,253
12/31/21	$11,444	$11,450
6/30/22	$8,355	$9,165
12/31/22	$8,247	$9,376
6/30/23	$10,668	$10,960
12/31/23	$12,260	$11,841
6/30/24	$14,860	$13,652
12/31/24	$16,804	$14,804
6/30/25	$18,032	$15,722

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/24/2021
Simplify US Equity PLUS Bitcoin Strategy ETF - NAV	21.35%	15.46%
S&P 500 TR Index	15.16%	11.66%

Performance Inception Date	May 24, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 75,566,342
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 189,440
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$75,566,342
Total number of portfolio holdings	5
Total advisory fee paid	$189,440
Portfolio turnover rate	30%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	98.6%
U.S. Treasury Bills	0.8%
Money Market Funds	0.1%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated February 5, 2025, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

(1) The Fund was renamed from the Simplify US Equity PLUS GBTC ETF to the Simplify US Equity PLUS Bitcoin Strategy ETF.

(2) The Fund revised its investment strategy to expand the investable universe of Bitcoin-related investments.

(3) The Fund expanded its non-fundamental 80% investment policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies, exchange-traded products with direct exposure to Bitcoin (“Bitcoin ETPs), and exchange-traded funds with indirect exposure to Bitcoin primarily through Bitcoin futures, options, swaps, or other derivative instruments (“Bitcoin ETFs”).

(4) Because of the strategy changes, the Fund became subject to additional Bitcoin-related risks such as Bitcoin ETFs Risk.

C000220986
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Convexity ETF
Class Name	Simplify US Equity PLUS Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Convexity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Convexity ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SPYC returned 14.71% vs its referenced benchmark, S&P 500 Index, return of 15.16%, underperforming the benchmark by 0.45%.

Over the past year, U.S. equities have demonstrated notable resilience and recovery following a turbulent early‐2025 period. The U.S. large-cap market rebounded sharply, rising approximately 25% from its spring lows, driven by easing tariff concerns, robust corporate earnings, and strong labor market data. After plunging nearly 19% in April due to the unexpected announcement of “Liberation Day” tariffs, markets quickly regained footing on the back of policy adjustments and coordinated intervention, eventually reaching record highs by late June. SPYC’s dual mandate of capturing upside & downside convexity performed in line with expectations over the past year.

We will continue to monetize and exercise options, when possible, to outperform on the upside while maintaining a strong notional coverage on the downside.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify US Equity PLUS Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,834	$10,927
6/30/21	$12,367	$12,593
12/31/21	$13,976	$14,063
6/30/22	$10,923	$11,256
12/31/22	$10,427	$11,516
6/30/23	$12,088	$13,462
12/31/23	$12,931	$14,543
6/30/24	$15,257	$16,767
12/31/24	$15,794	$18,182
6/30/25	$17,501	$19,310

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Convexity ETF - NAV	14.71%	12.31%
S&P 500 TR Index	15.16%	14.62%

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 83,345,978
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 369,331
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$83,345,978
Total number of portfolio holdings	22
Total advisory fee paid	$369,331
Portfolio turnover rate	8%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	96.1%
Purchased Options	3.3%
Money Market Funds	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000220987
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Downside Convexity ETF
Class Name	Simplify US Equity PLUS Downside Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Downside Convexity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Downside Convexity ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SPD returned 18.38% vs its referenced benchmark, S&P 500 Index, return of 15.16%, outperforming the benchmark by 3.22%.

Over the past year, U.S. equities have demonstrated notable resilience and recovery following a turbulent early‐2025 period. The U.S. large-cap market rebounded sharply, rising approximately 25% from its spring lows, driven by easing tariff concerns, robust corporate earnings, and strong labor market data. After plunging nearly 19% in April due to the unexpected announcement of “Liberation Day” tariffs, markets quickly regained footing on the back of policy adjustments and coordinated intervention, eventually reaching record highs by late June. SPD performed well against the deep drawdown in early April and delivered strong outperformance during the subsequent rebound, supported by its income overlay strategy and downside convexity exposure.

In the next 12 months, we will continue to actively manage the downside convexity profile while aiming to offset the cost with the Fund’s income overlay approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify US Equity PLUS Downside Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,798	$10,927
6/30/21	$12,207	$12,593
12/31/21	$13,429	$14,063
6/30/22	$10,818	$11,256
12/31/22	$9,986	$11,516
6/30/23	$11,393	$13,462
12/31/23	$12,088	$14,543
6/30/24	$13,698	$16,767
12/31/24	$14,212	$18,182
6/30/25	$16,216	$19,310

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Downside Convexity ETF - NAV	18.38%	10.54%
S&P 500 TR Index	15.16%	14.62%

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 88,213,096
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 531,814
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$88,213,096
Total number of portfolio holdings	21
Total advisory fee paid	$531,814
Portfolio turnover rate	13%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	97.3%
Purchased Options	2.8%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000220988
Shareholder Report [Line Items]
Fund Name	Simplify US Equity PLUS Upside Convexity ETF
Class Name	Simplify US Equity PLUS Upside Convexity ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify US Equity PLUS Upside Convexity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify US Equity PLUS Upside Convexity ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SPUC returned 11.20% vs its referenced benchmark, S&P 500 Index, return of 15.16%, under-performing the benchmark by 3.96%.

Over the past year, U.S. equities have demonstrated notable resilience and recovery following a turbulent early‐2025 period. The U.S. large-cap market rebounded sharply, rising approximately 25% from its spring lows, driven by easing tariff concerns, robust corporate earnings, and strong labor market data. After plunging nearly 19% in April due to the unexpected announcement of “Liberation Day” tariffs, markets quickly regained footing on the back of policy adjustments and coordinated intervention, eventually reaching record highs by late June.

As anticipated, SPUC underperformed the S&P 500 during the initial drawdown in early 2025, reflecting its design as an upside convexity strategy rather than a defensive vehicle. While SPUC recovered much of its relative underperformance during the ensuing market rally, it ultimately trailed the index for the full year.

Looking ahead,we believe SPUC is positioned to capture U.S. equities market strength via its investment in call options. This approach offers investors an upside convexity solution that transforms a persistent market inefficiency into a source of enhanced return potential.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify US Equity PLUS Upside Convexity ETF - NAV	S&P 500 TR Index
9/3/20	$10,000	$10,000
12/31/20	$10,877	$10,927
6/30/21	$12,552	$12,593
12/31/21	$14,561	$14,063
6/30/22	$11,047	$11,256
12/31/22	$10,973	$11,516
6/30/23	$12,886	$13,462
12/31/23	$13,986	$14,543
6/30/24	$17,174	$16,767
12/31/24	$17,529	$18,182
6/30/25	$19,097	$19,310

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/3/2020
Simplify US Equity PLUS Upside Convexity ETF - NAV	11.20%	14.36%
S&P 500 TR Index	15.16%	14.62%

Performance Inception Date	Sep. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 116,667,833
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 251,486
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$116,667,833
Total number of portfolio holdings	3
Total advisory fee paid	$251,486
Portfolio turnover rate	94%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Exchange-Traded Funds	95.1%
Purchased Options	4.2%
Money Market Funds	1.0%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000236819
Shareholder Report [Line Items]
Fund Name	Simplify Bitcoin Strategy PLUS Income ETF
Class Name	Simplify Bitcoin Strategy PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Bitcoin Strategy PLUS Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Bitcoin Strategy PLUS Income ETF	$180	1.31%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, MAXI returned 74.47% vs the return of 78.20% of the Nasdaq Bitcoin Reference Price Index for the same period, underperforming the index by 3.73%.

The underperformance of -3.73% is primarily attributable to the cost of obtaining exposure through futures contracts, compounded at times by the use of leverage, which amplifies both funding and roll costs. Between July 2024 and June 2025, the average annualized roll cost between BTC2 and BTC1 futures was approximately 6.8%. The remaining performance drag is likely due to the impact of the options overlay.

Looking ahead, we expect MAXI to perform better if the futures roll cost, as well as implied volatility and the equity market trends, are closer to their historical long-term average.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Bitcoin Strategy PLUS Income ETF - NAV	S&P 500 TR Index	Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
9/29/22	$10,000	$10,000	$10,000
9/30/22	$10,000	$9,850	$9,925
12/31/22	$8,693	$10,595	$8,511
3/31/23	$14,761	$11,389	$14,423
6/30/23	$15,816	$12,384	$15,648
9/30/23	$13,805	$11,979	$13,791
12/31/23	$21,172	$13,380	$21,544
3/31/24	$34,930	$14,792	$35,790
6/30/24	$29,106	$15,426	$30,899
9/30/24	$28,815	$16,334	$32,658
12/31/24	$40,339	$16,727	$47,964
3/31/25	$31,346	$16,013	$42,229
6/30/25	$50,781	$17,765	$55,063

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 9/29/2022
Simplify Bitcoin Strategy PLUS Income ETF - NAV	74.47%	80.53%
S&P 500 TR Index	15.16%	23.23%
Nasdaq Bitcoin Reference Price Index (USD) 09-29-22	78.20%	85.92%

Performance Inception Date	Sep. 29, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 52,290,824
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 347,717
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$52,290,824
Total number of portfolio holdings	24
Total advisory fee paid	$347,717
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	194.9%
Purchased Options	15.8%
Liabilities in Excess of Other Assets	(110.7)%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus dated February 5, 2025, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

(1) The Fund revised its investment strategy to expand the investable universe of Bitcoin-related investments.

(2) The Fund changed its targeted Bitcoin exposure from 100% to a range of 50-200%.

(3) Because of the strategy changes, the Fund became subject to additional Bitcoin-related risks such as Bitcoin ETFs Risk, Exchange Traded Product Risk, and Valuation Risk.

C000254611
Shareholder Report [Line Items]
Fund Name	Simplify Gold Strategy PLUS Income ETF
Class Name	Simplify Gold Strategy PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Gold Strategy PLUS Income ETF (the "Fund") for the period of December 2, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gold Strategy PLUS Income ETF	$37Footnote Reference(1)	0.53%
Footnote	Description
Footnote(1)	Based on the period December 2, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 37	[6]
Expense Ratio, Percent	0.53%
Expenses Short Period Footnote [Text Block]	Based on the period December 2, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on December 2nd, 2024, YGLD returned 39.74% vs. the Solactive Gold Spot Index's return of 25.44% for the same period, outperforming the index by +14.29%.

Much of the outperformance occurred in the period from 4/7/25-5/19/25 as gold prices rallied post the tariff-pause announcement and the option overlay was additive given the positive convexity. Gold prices have seen continued support from economic uncertainty, geopolitical risk and continued investment from foreign central banks.

Looking forward, we believe gold will remain well bid given continued market uncertainty and flows from overseas, while the income overlay can continue to add value in a risk-on market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Gold Strategy PLUS Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Solactive Gold Spot Index ER USD Index
12/2/24	$10,000	$10,000	$10,000
12/31/24	$9,585	$9,830	$9,946
3/31/25	$11,640	$10,103	$11,844
6/30/25	$13,974	$10,225	$12,544

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 12/2/2024
Simplify Gold Strategy PLUS Income ETF - NAV	39.74%
Bloomberg U.S. Aggregate Bond Index	2.25%
Solactive Gold Spot Index ER USD Index	25.44%

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 28,249,612
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 54,284
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$28,249,612
Total number of portfolio holdings	22
Total advisory fee paid	$54,284
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	92.9%
Purchased Options	3.0%
Other Assets in Excess of Liabilities	4.1%
Total	100.0%

Material Fund Change [Text Block]
C000243093
Shareholder Report [Line Items]
Fund Name	Simplify Multi-QIS Alternative ETF
Class Name	Simplify Multi-QIS Alternative ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Multi-QIS Alternative ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Multi-QIS Alternative ETF	$95.2	1.00%

Expenses Paid, Amount	$ 95.2
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, QIS returned -9.89% vs the 4.68%, return of the ICE BofA US 3-Months Treasury Bill Index for the same period, underperforming the index  by -14.57%.

Much of the underperformance occurred from March 2025 until June 2025, as the February market sell-off and subsequent "tariff tantrum" were headwinds for QIS.

During the last 12 months, the strategy was streamlined to increase resiliency in stressed markets. The new approach aims to improve performance and diversify exposures in various market conditions.

Quantitative strategies across the board have had one of their most challenging periods in the last decade, and we have seen above average correlations between strategies further reduce normal diversification benefits. Equity volatility strategies have also been a headwind, as implied volatilities have been low and realized volatilities have been high. We did also see some more idiosyncratic headwinds out of the commodity complex.

Looking forward, we anticipate normalization of these aforementioned headwinds, which we believe could become tailwinds and improve performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Multi-QIS Alternative ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
7/10/23	$10,000	$10,000	$10,000
12/31/23	$10,237	$10,437	$10,259
6/30/24	$10,478	$10,362	$10,529
12/31/24	$10,218	$10,567	$10,797
6/30/25	$9,441	$10,992	$11,021

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 7/10/2023
Simplify Multi-QIS Alternative ETF - NAV	-9.89%	-2.87%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.90%
ICE BofA 3 Month US Treasury Bill Index	4.68%	5.05%

Performance Inception Date	Jul. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 96,118,608
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,084,120
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$96,118,608
Total number of portfolio holdings	21
Total advisory fee paid	$1,084,120
Portfolio turnover rate	29%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	85.5%
U.S. Exchange-Traded Funds	7.9%
Purchased Options	8.0%
Liabilities in Excess of Other Assets	(1.4)%
Total	100.0%

Material Fund Change [Text Block]
C000227300
Shareholder Report [Line Items]
Fund Name	Simplify Volatility Premium ETF
Class Name	Simplify Volatility Premium ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Volatility Premium ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volatility Premium ETF	$62	0.63%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SVOL returned -3.00% vs its referenced benchmark, S&P 500 Index, return of 15.16%, underperforming the benchmark by 18.16%.

The past year presented challenges for SVOL’s volatility premium harvesting strategy, marked by episodes of elevated market volatility in August 2024, December 2024, and throughout the first half of 2025. To navigate abrupt shifts in volatility regimes, the portfolio management team focused on NAV stability when confronted with abrupt shifts in volatility regimes. The timely response positioned SVOL well to recover from the market bottom on April 9, 2025.

In the next 12 months, we believe SVOL is strategically positioned to capitalize on structural inefficiencies in volatility markets by selling options where implied volatility is elevated and buying where it's undervalued. We believe SVOL remains well-placed to extract risk premia in a risk-managed framework, reinforcing its role as a structural volatility strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Volatility Premium ETF - NAV	S&P 500 TR Index
5/12/21	$10,000	$10,000
6/30/21	$10,805	$10,599
12/31/21	$11,436	$11,836
6/30/22	$10,132	$9,474
12/31/22	$10,914	$9,693
6/30/23	$12,476	$11,330
12/31/23	$13,429	$12,241
6/30/24	$14,353	$14,113
12/31/24	$14,392	$15,303
6/30/25	$13,923	$16,253

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 5/12/2021
Simplify Volatility Premium ETF - NAV	-3.00%	8.33%
S&P 500 TR Index	15.16%	12.47%

Performance Inception Date	May 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 916,740,325
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 5,469,662
InvestmentCompanyPortfolioTurnover	298.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$916,740,325
Total number of portfolio holdings	27
Total advisory fee paid	$5,469,662
Portfolio turnover rate	298%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	110.7%
U.S. Exchange-Traded Funds	48.6%
Purchased Options	7.5%
Liabilities in Excess of Other Assets	(66.8)%
Total	100.0%

Material Fund Change [Text Block]
C000243094
Shareholder Report [Line Items]
Fund Name	Simplify Opportunistic Income ETF
Class Name	Simplify Opportunistic Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Opportunistic Income ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Opportunistic Income ETF	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, CRDT returned 3.54% vs. the Bloomberg U.S. Universal Total Return Index return of 6.49% for the same period.

CRDT's underweight duration positioning detracted modestly from performance over the period as yields on short and intermediate maturity US Treasuries moved lower. However, the primary detraction came from one of the positions in the distressed portion of the portfolio. Just prior to the close of the period, the position was marked down substantially despite the lack of any meaningful news around the restructuring.

Looking forward, we anticipate CRDT will continue to adjust its holdings opportunistically across the credit markets. At present, CRDT remains relatively cautiously positioned. This includes an underweight duration positioning in response to anticipated growth in the level of government debt as well as an underweight to credit markets given seemingly stretched valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Opportunistic Income ETF - NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index	Bloomberg U.S. Universal Total Return Index
6/26/23	$10,000	$10,000	$10,000	$10,000
6/30/23	$10,004	$9,958	$10,077	$9,965
12/31/23	$10,526	$10,293	$10,846	$10,340
6/30/24	$10,510	$10,219	$11,130	$10,311
12/31/24	$11,045	$10,421	$11,735	$10,551
6/30/25	$10,882	$10,840	$12,269	$10,983

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 6/26/2023
Simplify Opportunistic Income ETF - NAV	3.54%	4.29%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.09%
ICE BofA US High Yield Index	10.24%	10.71%
Bloomberg U.S. Universal Total Return Index	6.49%	4.78%

Performance Inception Date	Jun. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 78,043,591
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 663,658
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$78,043,591
Total number of portfolio holdings	77
Total advisory fee paid	$663,658
Portfolio turnover rate	418%

Holdings [Text Block]
Investment Categories	% of Net Assets
Asset Backed Securities	33.3%
Corporate Bonds	18.0%
U.S. Treasury Bills	14.4%
Preferred Stocks	13.2%
Common Stocks	6.5%
Mortgage Backed Securities	6.2%
U.S. Government Agency Mortgage Backed Securities	2.5%
Foreign Bonds	2.5%
Purchased Options	0.1%
Term Loans	0.1%
Other Assets in Excess of Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus dated November 1, 2024, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

A fee waiver agreement previously in place for the period beginning October 27, 2023 expired at the end of its term on October 31, 2024.

C000238807
Shareholder Report [Line Items]
Fund Name	Simplify Propel Opportunities ETF
Class Name	Simplify Propel Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Propel Opportunities ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Propel Opportunities ETF	$229	2.56%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, SURI returned -20.69% vs. the MSCI USA IMI Health Care Net Total Return USD Index benchmark return of -5.66% for the same period, underperforming the index by 15.03%.

SURI has a heavier weighting of early-stage and small/mid-cap (SMID) companies versus MSCI USA IMI Health Care Net Total Return USD Index. In general, SMID healthcare companies have underperformed versus large cap healthcare companies during this period. Positive contributors to SURI's  performance include Akero Therapeutics, Achieve Life Science and Plan GP Holdings. Detractors from SURI's  performance include Applied Therapeutics, Tscan Therapuetics and Athira Pharma.

Looking ahead, while we anticipate continued volatility in SMID healthcare companies versus the overall market, we belive specific catalysts within the SURI portfolio along with increased M&A and strategic activities targeting SMID healthcare companies to potentially drive outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Propel Opportunities ETF - NAV	S&P 500 TR Index	MSCI USA IMI/Health Care Net (USD) Index
2/7/23	$10,000	$10,000	$10,000
6/30/23	$9,503	$10,766	$10,034
12/31/23	$9,566	$11,631	$10,321
6/30/24	$11,144	$13,409	$11,014
12/31/24	$8,588	$14,540	$10,552
6/30/25	$8,838	$15,442	$10,390

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 2/7/2023
Simplify Propel Opportunities ETF - NAV	-20.69%	-5.03%
S&P 500 TR Index	15.16%	19.92%
MSCI USA IMI/Health Care Net (USD) Index	-5.66%	1.61%

Performance Inception Date	Feb. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 65,973,784
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,113,065
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$65,973,784
Total number of portfolio holdings	20
Total advisory fee paid	$2,113,065
Portfolio turnover rate	22%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	54.3%
Common Stocks	42.5%
Limited Partnership	37.5%
Money Market Funds	17.4%
Corporate Bonds	5.9%
Liabilities in Excess of Other Assets	(57.6)%
Total	100.0%

Material Fund Change [Text Block]
C000223058
Shareholder Report [Line Items]
Fund Name	Simplify Volt TSLA Revolution ETF
Class Name	Simplify Volt TSLA Revolution ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Volt TSLA Revolution ETF (formerly, Simplify Volt RoboCar Disruption and Tech ETF trading under ticker VCAR) (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Volt TSLA Revolution ETF	$154	0.96%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, TESL returned 122.93% vs its referenced benchmark, S&P 500 Index, return of 15.16%, out-performing the benchmark by 107.77%.

TESL has delivered a strong return, showcasing the effectiveness of its proprietary algorithm and strategic use of derivative instruments—including options and swaps—for targeted protection, participation, and income generation.The dynamic exposure of 80 to 150% in Tesla-related instruments allows TESL to capture potential opportunities from Tesla’s volatile stock price movements.

Looking ahead, we anticipate sustained momentum in the broader autonomous driving sector. Leveraging active management and risk-managed options overlay, we believe TESL is positioned to harness upside potential while enhancing income and managing downside risk—offering a distinct and sophisticated approach to equity investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Volt TSLA Revolution ETF - NAV	S&P 500 TR Index
12/28/20	$10,000	$10,000
12/31/20	$10,456	$10,057
6/30/21	$9,466	$11,591
12/31/21	$12,382	$12,944
6/30/22	$7,297	$10,361
12/31/22	$4,810	$10,600
6/30/23	$7,258	$12,391
12/31/23	$7,699	$13,387
6/30/24	$8,852	$15,434
12/31/24	$19,185	$16,736
6/30/25	$19,732	$17,774

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 12/28/2020
Simplify Volt TSLA Revolution ETF - NAV	122.93%	16.29%
S&P 500 TR Index	15.16%	13.62%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 32,489,812
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 145,570
InvestmentCompanyPortfolioTurnover	872.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,489,812
Total number of portfolio holdings	24
Total advisory fee paid	$145,570
Portfolio turnover rate	872%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	69.3%
Common Stocks	23.6%
Purchased Options	4.5%
Money Market Funds	2.3%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

(1) The Fund changed its name from Simplify Volt RoboCar Disruption and Tech ETF to Simplify Volt TSLA Revolution ETF.

(2) The Fund refocused its investment strategy to emphasize returns linked to Tesla, Inc. (NASDAQ: TSLA) (“Tesla”).

(3) The Fund revised its 80% investment policy such that it invests at least 80% of its net assets (plus any borrowings for investment purposes) in Tesla-related instruments.

(4) Because of the strategy changes, the Fund also became subject to compounding risk, leverage risk, and has a greater risk exposure to the price of Tesla stock.

C000241460
Shareholder Report [Line Items]
Fund Name	Simplify Commodities Strategy No K-1 ETF
Class Name	Simplify Commodities Strategy No K-1 ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Commodities Strategy No K-1 ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Commodities Strategy No K-1 ETF	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, HARD returned 20.52% vs the Bloomberg Commodity Index Total Return, which returned 5.77% for the same period, outperforming the benchmark by +14.75%. HARD surpassed its 2-year track record in March 2025.

A key enhancement was made to HARD's portfolio to add investment across diversified commodity markets: Cocoa, Cotton, Coffee, Winter Wheat, Canola, Sugar, Soybean Meal, Feeder Cattle, Live Cattle, Lean Hogs, Palladium and Platinum.

Positive returns from positions in softs (Cocoa, Coffee), select metals (Gold, Platinum), and Live and Feeder Cattle were additive to performance. HARD's average commodity exposure was about +40%, reflecting its long commodity bias, while avoiding negative carry in commodities with excessively steep or inverted curves.

Looking ahead, we believe HARD’s asset selection and positioning should enable it to outperform during a cyclical bull market in commodities, while also adding value from supply-demand imbalances.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Commodities Strategy No K-1 ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg Commodity Index Total Return
3/27/23	$10,000	$10,000	$10,000
3/31/23	$9,956	$10,050	$10,175
6/30/23	$9,914	$9,966	$9,914
9/30/23	$10,250	$9,644	$10,381
12/31/23	$9,497	$10,301	$9,901
3/31/24	$9,611	$10,221	$10,118
6/30/24	$9,977	$10,228	$10,410
9/30/24	$10,510	$10,759	$10,480
12/31/24	$11,298	$10,430	$10,433
3/31/25	$13,121	$10,720	$11,360
6/30/25	$12,024	$10,849	$11,010

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/27/2023
Simplify Commodities Strategy No K-1 ETF - NAV	20.52%	8.49%
Bloomberg U.S. Aggregate Bond Index	6.08%	3.67%
Bloomberg Commodity Index Total Return	5.77%	4.35%

Performance Inception Date	Mar. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,554,991
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 144,331
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$31,554,991
Total number of portfolio holdings	6
Total advisory fee paid	$144,331
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	121.1%
Liabilities in Excess of Other Assets	(21.1)%
Total	100.0%

Material Fund Change [Text Block]
C000233897
Shareholder Report [Line Items]
Fund Name	Simplify Managed Futures Strategy ETF
Class Name	Simplify Managed Futures Strategy ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Managed Futures Strategy ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Managed Futures Strategy ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, CTA returned 4.23% vs  the -11.87% of the SG CTA Index for the same period, outperforming the index by 16.10%.

During the last 12 months, interest rates and additional commodity markets were added to the proprietary model to further enhance diversification. These included: Cocoa, Cotton, Coffee, Winter Wheat, Canola, Sugar, Soybean Meal, Feeder Cattle, Live Cattle, Lean Hogs, Palladium, Platinum, Canadian 2Y/5Y and U.S. 2Y/10Y/20Y/30Y rates.

Long positions in Cocoa and Gold, and to a lesser extent, Cattle, contributed positively. Short positions in the front end of the U.S. curve also added value as rates rose in late 2024.

The notional exposure of interest rates was primarily short in the second half of 2024 due to the shape of the curve which was identified by the model’s ‘carry’ signal. Interest rate exposure was positive in March/April 2025 due to the sell-off in equities, identified by the model’s ‘intermarket’ signal. Commodity exposure has been dynamic over the last 12 months.

In the next 12 months, we expect geopolitical and macroeconomic risks to remain heightened. CTA will continue to seek to provide absolute returns and risk diversification from traditional stocks and bonds via its dynamic positioning in various markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Managed Futures Strategy ETF- NAV	Bloomberg U.S. Aggregate Bond Index	SG CTA Index
3/7/22	$10,000	$10,000	$10,000
3/31/22	$9,566	$9,749	$10,070
6/30/22	$10,907	$9,292	$10,814
9/30/22	$11,809	$8,850	$11,258
12/31/22	$11,182	$9,016	$10,725
3/31/23	$9,963	$9,283	$10,169
6/30/23	$10,922	$9,205	$10,727
9/30/23	$11,783	$8,907	$10,930
12/31/23	$10,789	$9,515	$10,362
3/31/24	$11,492	$9,441	$11,367
6/30/24	$12,508	$9,447	$11,116
9/30/24	$12,168	$9,938	$10,623
12/31/24	$13,398	$9,634	$10,606
3/31/25	$14,257	$9,901	$10,339
6/30/25	$13,037	$10,021	$9,799

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/7/2022
Simplify Managed Futures Strategy ETF - NAV	4.23%	8.33%
Bloomberg U.S. Aggregate Bond Index	6.08%	0.06%
SG CTA Index	-11.85%	-0.61%

Performance Inception Date	Mar. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,055,122,574
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,364,164
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$1,055,122,574
Total number of portfolio holdings	5
Total advisory fee paid	$4,364,164
Portfolio turnover rate	0%

Holdings [Text Block]
Investment Categories	% of Net Assets
U.S. Treasury Bills	99.6%
Other Assets in Excess of Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000259701
Shareholder Report [Line Items]
Fund Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
Class Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Piper Sandler US Small-Cap PLUS Income ETF (the "Fund") for the period of April 28, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Piper Sandler US Small-Cap PLUS Income ETF	$16Footnote Reference(1)	0.90%
Footnote	Description
Footnote(1)	Based on the period April 28, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 16	[7]
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Based on the period April 28, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period April 28, 2025, to June 30, 2025, LITL returned 10.25% vs. the Russell 2000 Total Return index return of 11.00%, underperforming by 0.75%.

LITL delivered positive returns across all sectors with the exception of Consumer Staples. At the sector level, the strategy demonstrated strong stock selection in Financials, Utilities, Communication Services, Healthcare, and Industrials. Notable contributors to performance included Dave Inc., Hims & Hers Health, and Oscar Health, while ADMA Biologics, ACI Worldwide, and Lifestance Health Group were among the `primary detractors. The option based income overlay added 0.08% since the inception of LITL .

Looking ahead, we anticipate the portfolio management team will maintain a disciplined focus on business cycle analysis to identify companies best positioned to outperform in the current economic environment. In addition, risk-managed options overlay enhances LITL's income potential and contributes meaningfully to total return, offering a differentiated approach to equity investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Piper Sandler US Small-Cap PLUS Income ETF- NAV	Russell 2000 Total Return
4/28/25	$10,000	$10,000
6/30/25	$11,025	$11,100

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 4/28/2025
Simplify Piper Sandler US Small-Cap PLUS Income ETF - NAV	10.25%
Russell 2000 Total Return	11.00%

Performance Inception Date	Apr. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 4,134,519
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 4,820
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$4,134,519
Total number of portfolio holdings	205
Total advisory fee paid	$4,820
Portfolio turnover rate	44%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	80.4%
Purchased Options	1.6%
U.S. Exchange-Traded Funds	1.4%
Other Assets in Excess of Liabilities	16.6%
Total	100.0%

Material Fund Change [Text Block]
C000248321
Shareholder Report [Line Items]
Fund Name	Simplify Tara India Opportunities ETF
Class Name	Simplify Tara India Opportunities ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Tara India Opportunities ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Tara India Opportunities ETF	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the year ended June 30, 2025, IOPP returned 4.93% vs. the benchmark MSCI India Net Total Return USD MSCI India Index return of 0.85% for the same period.

The Fund’s holdings in a number of securities not included in the MSCI India Index, particularly in the Information Technology, Financials, and Consumer Discretionary sectors, contributed meaningfully to relative performance. Conversely, an off-benchmark holding in the Industrials sector detracted.

Looking forward, we expect the Fund will continue to focus on the sectors which are levered to domestic income growth in India. And within that context, we anticipate the portfolio management team will utilize its local research presence across India to identify names which the team judges to exhibit more attractive growth potential than is currently priced into the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Tara India Opportunities ETF - NAV	MSCI INDIA INDEX
3/4/24	$10,000	$10,000
6/30/24	$11,229	$10,916
12/31/24	$11,513	$10,385
6/30/25	$11,782	$11,008

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	1 Year	Since Inception 3/4/2024
Simplify Tara India Opportunities ETF - NAV	4.93%	13.20%
MSCI INDIA INDEX	0.85%	7.53%

Performance Inception Date	Mar. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,929,572
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 75,476
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$8,929,572
Total number of portfolio holdings	28
Total advisory fee paid	$75,476
Portfolio turnover rate	108%

Holdings [Text Block]
Investment Categories	% of Net Assets
Common Stocks	95.0%
Money Market Funds	2.8%
Other Assets in Excess of Liabilities	2.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's prospectus dated November 1, 2024, as supplemented May 23, 2025, which is available at www.simplify.us/resources or upon request at 1 (855) 772-8488.

Effective May 23, 2025, the Fund's "other expenses" were re-estimated and restated from 0.51% to 0.04% of the Fund's average daily net assets due to a decrease in expenses that were expected to occur during the current fiscal year.

C000251042
Shareholder Report [Line Items]
Fund Name	Simplify National Muni Bond ETF
Class Name	Simplify National Muni Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify National Muni Bond ETF (the "Fund") for the period of September 9, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify National Muni Bond ETF	$41Footnote Reference(1)	0.50%
Footnote	Description
Footnote(1)	Based on the period September 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 41	[8]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on the period September 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

For the period September 9 2024, to June 30, 2025, NMB returned 2.80% vs. the Bloomberg Municipal Bond Index, return of -1.14% for the same period, outperforming the index by 3.94%.

The primary drivers of return were NMB’s long position in an actively managed municipal bond strategy and a risk-managed, income generating options selling strategy spread across a variety of instruments, which  included equity, fixed income, and commodity indices and ETFs. The municipal bond strategy detracted from performance during the period while the option selling strategy had strong performance adding to returns.

Looking forward, we anticipate the performance of NMB's municipal bond strategy will depend on interest rate movements and municipal-to-treasury ratios and the options selling strategy will depend on implied volatility and market trends.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify National Muni Bond ETF- NAV	S&P 500 TR Index	Bloomberg Municipal Bond Index
9/9/24	$10,000	$10,000	$10,000
9/30/24	$10,095	$10,540	$10,042
12/31/24	$9,843	$10,794	$9,920
3/31/25	$9,289	$10,333	$9,898
6/30/25	$10,280	$11,464	$9,886

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 9/9/2024
Simplify National Muni Bond ETF - NAV	2.80%
S&P 500 TR Index	14.64%
Bloomberg Municipal Bond Index	-1.14%

Performance Inception Date	Sep. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 73,958,352
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 349,350
InvestmentCompanyPortfolioTurnover	678.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$73,958,352
Total number of portfolio holdings	47
Total advisory fee paid	$349,350
Portfolio turnover rate	678%

Holdings [Text Block]
Investment Categories	% of Net Assets
Municipal Bonds	85.1%
Money Market Funds	17.0%
Purchased Options	2.2%
Liabilities in Excess of Other Assets	(4.3)%
Total	100.0%

Material Fund Change [Text Block]
C000251041
Shareholder Report [Line Items]
Fund Name	Simplify Gamma Emerging Market Bond ETF
Class Name	Simplify Gamma Emerging Market Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Gamma Emerging Market Bond ETF (the "Fund") for the period of August 12, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Gamma Emerging Market Bond ETF	$70Footnote Reference(1)	0.76%
Footnote	Description
Footnote(1)	Based on the period August 12, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 70	[9]
Expense Ratio, Percent	0.76%
Expenses Short Period Footnote [Text Block]	Based on the period August 12, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on August 12, 2024, GAEM returned 9.42% vs. the benchmark J.P. Morgan EMBI Global Diversified Composite Index return of 7.29% for the same period.

GAEM's local currency-denominated positions in the Dominican Republic contributed to relative performance over the period as did allocations to the bonds of Republic of El Salvador & Republic of Argentina.

Looking forward, GAEM's sub-adviser intends to continue applying its on-the-ground presence and expertise in Latin American bonds to identify compelling investment opportunities with the potential to produce attractive yield in the portfolio without taking a meaningful step down in credit quality.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Gamma Emerging Market Bond ETF - NAV	J.P. Morgan EMBI Global Core Index (USD)	J.P. Morgan EMBI Global Diversified Composite Index - 081224
8/12/24	$10,000	$10,000	$10,000
9/30/24	$10,289	$10,377	$10,355
12/31/24	$10,395	$10,138	$10,154
3/31/25	$10,585	$10,347	$10,382
6/30/25	$10,942	$10,705	$10,727

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 8/12/2024
Simplify Gamma Emerging Market Bond ETF - NAV	9.42%
J.P. Morgan EMBI Global Core Index (USD)	7.05%
J.P. Morgan EMBI Global Diversified Composite Index - 081224	7.29%

Performance Inception Date	Aug. 12, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 11,494,950
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 73,744
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,494,950
Total number of portfolio holdings	45
Total advisory fee paid	$73,744
Portfolio turnover rate	131%

Holdings [Text Block]
Investment Categories	% of Net Assets
Foreign Bonds	92.5%
U.S. Treasury Bills	7.8%
Money Market Funds	0.1%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000259668
Shareholder Report [Line Items]
Fund Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Class Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the "Fund") for the period of May 27, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.simplify.us/resources. You can also request this information by contacting us at (855) 772-8488.
Additional Information Phone Number	(855) 772-8488
Additional Information Website	www.simplify.us/resources
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Simplify Kayne Anderson Energy and Infrastructure Credit ETF	$7Footnote Reference(1)	0.75%
Footnote	Description
Footnote(1)	Based on the period May 27, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 7	[10]
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Based on the period May 27, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Since its inception on May 27, 2025, KNRG returned 2.56% vs. ICE BofA US High Yield Index's return of 2.05% for the same period.

Over the short period, KNRG benefited from having a slightly longer duration than the index as treasury yields declined modestly, allowing price appreciation to compensate for earning a yield slightly below that of the index.

Looking forward, we anticipate KNRG will continue to exploit opportunities in the Energy Infrastructure space, using its wide remit to source attractive yield across the investment grade and high yield bond markets, hybrids, preferreds, and other security types.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
	Simplify Kayne Anderson Energy and Infrastructure Credit ETF- NAV	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index
5/27/25	$10,000	$10,000	$10,000
6/30/25	$10,256	$10,191	$10,205

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN Fund/Index	Since Inception 5/27/2025
Simplify Kayne Anderson Energy and Infrastructure Credit ETF - NAV	2.56%
Bloomberg U.S. Aggregate Bond Index	1.91%
ICE BofA US High Yield Index	2.05%

Performance Inception Date	May 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 9,558,791
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,769
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$9,558,791
Total number of portfolio holdings	32
Total advisory fee paid	$5,769
Portfolio turnover rate	8%

Holdings [Text Block]
Investment Categories	% of Net Assets
Corporate Bonds	96.7%
Preferred Stocks	1.0%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

Material Fund Change [Text Block]

[1]	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[2]	Based on the period December 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[3]	Based on the period January 13, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[4]	Based on the period February 3, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[5]	Based on the period April 14, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[6]	Based on the period December 2, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[7]	Based on the period April 28, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[8]	Based on the period September 9, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[9]	Based on the period August 12, 2024 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.
[10]	Based on the period May 27, 2025 (commencement of operations) through June 30, 2025. Expenses would have been higher if based on the full reporting period.